Stockholders' Equity - Additional Information (Details) - $ / shares		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 11, 2020	Nov. 18, 2020	Sep. 28, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Shares subject to possible redemption (in Shares)				24,507,159
Common stock, voting rights				Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.	Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders
Percentage of number common shares convertible				20.00%	20.00%	20.00%
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Over-Allotment Option
Class Of Stock [Line Items]
Purchase of additional shares	2,500,000
IPO
Class Of Stock [Line Items]
Issued and outstanding percentage				20.00%		20.00%
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000	200,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding				27,500,000	27,500,000	27,500,000
Shares subject to possible redemption (in Shares)				24,507,159	22,646,668	24,507,159
Common stock, shares outstanding				2,992,841	4,853,332	2,992,841
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized				20,000,000	20,000,000	20,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Stock issued			7,906,250
Cancelled Shares		718,750
Common stock, shares outstanding		7,187,500		6,875,000	6,875,000	6,875,000
Forfeit shares				937,500	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	312,500
Common stock, conversion basis				The Class B common stock will automatically convert into Class A Common Stock at the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein.	The Class B common stock will automatically convert into Class A Common Stock at the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein
Class B Common Stock | Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares outstanding				7,187,500		7,187,500